Summary of Activity of RSU and PSU Awards Under the 2019 Plan (Parenthetical) (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share units granted			0
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share units granted	207,790	384,428	309,192
Incremental fair value expense	$ 577
2019 Plan | PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value	$ 55.85	$ 22.06
Vesting period	3 years
2019 Plan | PSU | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares on settlement date grantee may receive if certain criteria is met	0.00%
2019 Plan | PSU | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares on settlement date grantee may receive if certain criteria is met	200.00%